Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Cash holdings percentage for margin requirements used in interest income calculation (in hundredths)	100.00%
Percentage of monthly average of 4-week U.S. treasury bill discount rate as rate from partnership interest income (in hundredths)	80.00%